UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07939
Merrimac Funds
(Exact name of registrant as specified in charter)
200 Clarendon Street, P.O. Box 9130, Boston, MA	02117
(Address of principal executive offices)	(Zip code)

Rainer L.C. Frost, Secretary of the Merrimac Funds Mail Code LEG 13 200 Clarendon Street, Boston, MA 02117
(Name and address of agent for service)
With a copy to: Philip H. Newman, Esq. Goodwin Procter LLP Exchange Place Boston, MA 02109
Registrant’s telephone number, including area code:	(888) 637-7763
Date of fiscal year end:	12/31/2006
Date of reporting period:	03/31/2006

Item 1. Schedule of Investments.

The schedule of investments for the period ending March 31, 2006 is filed herewith.

Merrimac Cash Fund (Unaudited)

The Merrimac Cash Fund (the “Fund”) is organized in a “master-feeder” structure under which the Fund invests all of its investable assets in the Merrimac Cash Portfolio (the “Cash Portfolio”). At March 31, 2006, the Fund owned approximately 16.62% of the Cash Portfolio’s outstanding interests.

The Cash Portfolio’s Schedule of Investments is set forth below.

Merrimac Cash Portfolio

Schedule of Investments — March 31, 2006 (Unaudited)

	Yield to		Par
	Maturity	Maturity	Value	Value
Commercial Paper — 38.3%
Amstel Funding Corporation	4.50%	04/10/06	$20,000,000	$19,977,750
	4.80	05/31/06	17,500,000	17,361,750
Amsterdam Funding Corporation	4.73	04/25/06	25,000,000	24,921,500
Atlantic Asset Securitization Corporation	4.71	04/10/06	9,631,000	9,619,708
Banque Generale Du Luxembourg	4.86	06/12/06	20,000,000	19,808,000
Barclays U.S. Funding LLC	4.44	04/28/06	15,000,000	14,951,006
	4.53	05/30/06	14,750,000	14,643,032
Caisse Nationale Des Caisses d’ Epargne	4.48	04/04/06	50,000,000	49,981,540
Chariot Funding LLC	4.81	05/12/06	25,000,000	24,863,902
Charta LLC	4.71	05/15/06	25,000,000	24,857,612
	4.84	05/22/06	20,000,000	19,863,716
CIT Group, Inc.	4.73	06/12/06	20,000,000	19,814,000
Crown Point Capital Corporation LLC	4.87	04/03/06	20,000,000	19,994,588
	4.78	04/04/06	15,000,000	14,994,025
	4.75	04/19/06	10,000,000	9,976,350
Dakota Notes	4.75	05/02/06	10,000,000	9,959,356
Depfa Bank PLC	4.67	05/03/06	40,000,000	39,835,912
Dexia Delaware LLC	4.47	04/05/06	25,000,000	24,987,708
DZ Bank AG	4.66	04/18/06	25,000,000	24,945,458
	4.76	04/24/06	10,000,000	9,969,717
Edison Asset Securitization	4.74	07/05/06	20,000,000	19,754,584
Grampian Funding Ltd.	4.24	04/03/06	30,000,000	29,993,082
Ivory Funding Corporation	4.89	06/12/06	21,945,000	21,733,012
Jupiter Securitization Corporation	4.57	04/04/06	25,000,000	24,990,542
Old Line Funding LLC	4.76	05/10/06	27,024,000	26,885,524
Picaros Funding LLC	4.89	05/31/06	25,000,000	24,797,916
Regency Markets No. 1 LLC	4.73	04/14/06	25,000,000	24,957,480
	4.76	04/20/06	10,000,000	9,974,983
	4.72	05/15/06	10,000,000	9,942,922
Scaldis Capital LLC	4.72	05/18/06	10,000,000	9,939,030
	4.86	08/09/06	15,000,000	14,743,250
Sheffield Receivables Corporation	4.70	04/12/06	25,000,000	24,964,250
Solitaire Funding Ltd.	4.85	04/03/06	35,000,000	34,990,568
				692,993,773
Variable Rate Notes * — 40.7%
American Express Credit	4.59	04/05/06	16,200,000	16,214,931
American Honda Finance Corporation	4.51	04/18/06	15,000,000	15,019,032
	4.75 - 4.80	06/12/06	10,000,000	10,003,244
Bank of America Corporation	4.53	04/03/06	35,000,000	35,000,000
Bank One NA	4.70	04/18/06	21,500,000	21,501,381

1

Bear Stearns - EMC Mortgage Corporation	4.87%	04/03/06	$25,000,000	$25,000,000
Bear Stearns Companies, Inc.	4.35	04/05/06	15,000,000	15,000,000
BNP Paribas NY	4.60	04/04/06	20,000,000	19,997,986
Canadian Imperial Bank of Commerce NY	4.60	04/04/06	10,000,000	9,999,972
	4.59	04/18/06	18,000,000	18,001,976
CIT Group, Inc.	4.74	04/19/06	27,225,000	27,226,457
Credit Suisse First Boston USA, Inc.	4.50	04/05/06	30,000,000	30,036,815
First Tennessee Bank NA	4.69	05/15/06	15,000,000	15,000,000
Goldman Sachs Group Inc., Promissory Note †	4.83	04/03/06	40,000,000	40,000,000
Household Finance Corporation	4.57	04/03/06	27,500,000	27,514,215
	4.60	05/09/06	10,000,000	10,013,300
K2 (USA) LLC	4.57	04/03/06	5,000,000	4,999,994
	4.90	04/19/06	20,000,000	19,998,083
Links Securities LLC	4.61	04/05/06	45,000,000	44,999,853
Merrill Lynch & Co., Inc.	4.47	04/19/06	6,000,000	6,003,055
	4.71	05/30/06	15,000,000	15,018,942
	4.91	06/19/06	19,600,000	19,610,379
Morgan Stanley, Dean Witter & Co.	4.26	04/03/06	50,000,000	50,000,000
Natexis Banques Populaire	4.59	04/18/06	20,000,000	20,000,000
Royal Bank of Canada	4.22	04/10/06	14,000,000	14,000,000
Sigma Finance Corporation	4.61	04/13/06	20,000,000	20,000,218
	4.86	06/15/06	15,000,000	14,998,569
Tango Finance Corporation	4.82	04/03/06	28,000,000	27,999,753
	4.73	04/25/06	20,000,000	19,999,092
Wal-Mart Stores	5.59	06/01/06	10,000,000	10,016,535
Wells Fargo Financial	4.52	04/18/06	25,000,000	25,003,239
Westpac Banking Corporation	4.44	06/12/06	50,000,000	50,000,000
White Pine Finance LLC	4.60	04/03/06	39,400,000	39,399,953
				737,576,974
Corporate Debt — 1.9%
BMW US Capital LLC	3.82	06/07/06	9,000,000	9,005,338
Caterpillar Finance Services Corporation	3.77	05/01/06	5,576,000	5,585,786
Merrill Lynch & Co., Inc.	3.76	05/16/06	10,000,000	10,028,952
Sigma Finance Corporation	4.83	01/30/07	10,000,000	10,000,000
				34,620,076
U.S. Government Agency Variable Rate Obligations * — 0.8%
Federal Home Loan Bank	4.94	09/15/06	15,000,000	14,943,789
Certificates Of Deposit — 11.7%
Barclays Bank PLC New York	4.41 - 4.70	07/19/06	20,000,000	19,962,720
BNP Paribas London	5.14	12/13/06	20,000,000	19,991,736
Caylon NY Branch Yankee	5.03	12/06/06	10,000,000	10,000,000
First Tennessee Bank NA	4.65	04/25/06	15,000,000	15,000,000

2

HBOS Treasury Services PLC New York	4.71%	10/12/06	$31,000,000	$31,000,000
	4.70	11/03/06	25,000,000	25,000,000
Natexis Banques Populaire New York	4.58	04/11/06	25,000,000	24,999,532
Royal Bank of Scotland New York	4.31	09/29/06	20,000,000	20,000,000
Svenska Handelsbanken New York	4.76	12/18/06	25,000,000	25,000,000
Unicredito Italiano	4.79	06/20/06	20,000,000	20,000,438
				210,954,426
Time Deposits — 1.0%
RBC Centura Bank	4.84	04/03/06	18,000,000	18,000,000
Asset Backed Securities — 0.6%
Capital One Auto Finance Trust 2005-C A1	3.97	10/15/06	2,806,880	2,806,880
Residential Mortgage Acceptance Corporation 2004-NS2A A1 *	4.36	04/12/06	7,462,064	7,462,064
				10,268,944
Repurchase Agreements — 4.6%
Credit Suisse First Boston Agreement, dated 03/31/06, with a maturity value of $31,012,529, collateralized by U.S. Government Agency Obligations with rates of 0.00%, and maturities ranging from 04/01/33 to 06/01/35, with an aggregate market value of $31,620,607.	4.85	04/03/06	31,000,000	31,000,000
Goldman Sachs Repurchase Agreement, dated 03/31/06, with a maturity value of $53,021,333, collateralized by U.S. Government Agency Obligations with rates ranging from 4.50% to 7.00% and maturities ranging from 09/01/15 to 03/01/36, with an aggregate market value of $54,060,000.	4.83	04/03/06	53,000,000	53,000,000
				84,000,000
Total Investments, at Amortized Cost — 99.6%				1,803,357,982
Other assets and liabilities, net — 0.4%				7,333,075
Net Assets — 100.0%				$1,810,691,057

Notes to Schedule of Investments:

*

Variable rate securities - maturity dates on these securities reflect the next interest rate reset date or, when applicable, the final maturity date. Yield to maturity for these securities is determined on the date of the most recent interest rate change.

†	Illiquid security

The accompanying notes are an integral part of the Schedule of Investments.

3

Merrimac Cash Portfolio

Notes to the Schedule of Investments
March 31, 2006 (Unaudited)

Significant Accounting Policies

The Merrimac Master Portfolio (the “Portfolio Trust”) is a common law trust organized under the laws of the State of New York pursuant to a Declaration of Trust dated October 30, 1996, as amended, and is registered under the Investment Company Act of 1940 (the “1940 Act”), as an open-end management investment company. Its principal offices are in the Cayman Islands. The Merrimac Cash Portfolio (the “Cash Portfolio”) is a separate diversified investment series of the Portfolio Trust.

A.   Investment Security Valuations

Investment securities are valued using the amortized cost method, which involves initially valuing an investment at its cost and thereafter assuming a constant amortization to maturity of any premium or discount. This method results in a value approximating market value. The Cash Portfolio’s use of amortized cost is subject to compliance with certain conditions specified under Rule 2a-7 of the 1940 Act.

B.   Forward Commitments

The Cash Portfolio may enter into contracts to purchase securities for a fixed price at a specified future date beyond customary settlement time (“forward commitments”). If the Cash Portfolio does so, it will maintain cash or other liquid obligations having a value in an amount at all times sufficient to meet the purchase price. Forward commitments involve risk of loss if the value of the security to be purchased declines prior to the settlement date. Although the Cash Portfolio generally will enter into forward commitments with the intention of acquiring the securities for their portfolio, it may dispose of a commitment prior to settlement.

C.   Repurchase Agreements

It is the policy of the Cash Portfolio to require the custodian bank to take possession of all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established to monitor the daily market value of the repurchase agreement’s underlying investments to ensure the existence of a proper level of collateral.

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrimac Funds
By:	/s/ Paul J. Jasinski
Paul J. Jasinski, President and Principal Executive Officer
Date	May 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Paul J. Jasinski
Paul J. Jasinski, President and Principal Executive Officer
Date	May 22, 2006
By:	/s/ John F. Pyne
John F. Pyne, Treasurer and Principal Financial Officer
Date	May 22, 2006